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W. THOMAS CONNER Shareholder 202.965.8139 Direct Dial TConner@carltonfields.com	Atlanta Florham Park Hartford Los Angeles Miami New York Orlando Tallahassee Tampa Washington, DC West Palm Beach

November 20, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 2 to Registration Statement on Form N-4

Brighthouse Life Insurance Company

Brighthouse Shield Level II 6-Year Annuity

File No. 333-283023

To the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”), we are transmitting for filing under Rule 485(a) of the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 2 (the “Amendment”) to the Company’s registration statement on Form N-4 (the “Registration Statement”) for certain individual single premium deferred index-linked separate account annuity contracts (the “Contracts”).

The Amendment is being filed to add a new rate crediting type (a Participation Rate) and new investment options or “Shield Options” to the Contracts. The new Shield Options are called “Par Cap Rate Shield Options.” These Shield Options will have both a Cap Rate and, for the first time for the Contracts, a Participation Rate.

The Company has revised the current prospectus for the Contracts to include new disclosure as necessary throughout the prospectus to describe the different features of the new Shield Options. The Amendment also includes an updated SAI, Part C, ISP, Facing Sheet, signature pages, and certain required exhibits.

At a future date, the Company intends to submit a “template request” to the Commission Staff pursuant to Rule 485(b)(1)(vii) under the Securities Act to use this Amendment (or a subsequently filed post-effective amendment) as the template to make substantially identical changes to another annuity contract that is also registered on Form N-4 (the “replicate filing”). After the Staff has indicated that it has no additional comments on the Amendment, the final Amendment filing (as well as the replicate contract filing covered by the template relief) will be filed.

U.S. Securities and Commission

November 20, 2025

The Company expects to designate a date on or about April 27, 2026 as the effective date. The Company will file delaying amendments for the Amendment, as needed, to delay effectiveness until such time.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 965-8139.

Very truly yours,

/s/ W. Thomas Conner
W. Thomas Conner
Shareholder

cc:	Michele H. Abate, Vice President & Associate General Counsel, Brighthouse Life Insurance Company

Alyson Saad, Managing Corporate Counsel, Brighthouse Life Insurance Company

Carlton Fields, P.A.

Carlton Fields practices law in California through Carlton Fields, LLP